Financial instruments - Categories of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments [Line Items]
Current financial liabilities at amortized cost	$ 842,885	$ 1,650,194
Non-current financial liabilities at amortized cost	4,269,548	3,639,943
Financial liabilities at amortized cost	5,112,433	5,290,137
Total financial liabilities	6,895,160	6,720,820
For hedging purposes through other comprehensive income
Financial instruments [Line Items]
Current financial liabilities at fair value	30,237	7,316
Non-current financial liabilities at fair value	1,791	21,440
Financial liabilities at fair value	32,028	28,756
Derivative financial instruments with effect in profit or loss (non-hedging)
Financial instruments [Line Items]
Current financial liabilities at fair value	4,049	418
Non-current financial liabilities at fair value	0	0
Financial liabilities at fair value	4,049	418
Financial liabilities at fair value
Financial instruments [Line Items]
Current financial liabilities at fair value	34,286	7,734
Non-current financial liabilities at fair value	1,791	21,440
Financial liabilities at fair value	36,077	29,174
Bank loans
Financial instruments [Line Items]
Current financial liabilities at amortized cost	379,667	847,963
Non-current financial liabilities at amortized cost	293,291	129,683
Financial liabilities at amortized cost	672,958	977,646
Unsecured obligations
Financial instruments [Line Items]
Current financial liabilities at amortized cost	56,802	307,771
Non-current financial liabilities at amortized cost	3,925,475	3,449,459
Financial liabilities at amortized cost	3,982,277	3,757,230
Lease Liabilities
Financial instruments [Line Items]
Current financial liabilities at amortized cost	22,196	23,011
Non-current financial liabilities at amortized cost	50,782	60,801
Financial liabilities at amortized cost	72,978	83,812
Trade and other payables
Financial instruments [Line Items]
Current financial liabilities at amortized cost	384,220	471,449
Non-current financial liabilities at amortized cost	0	0
Financial liabilities at amortized cost	384,220	471,449
Total financial liabilities
Financial instruments [Line Items]
Current, total financial liabilities	877,171	1,657,928
Non-current, total financial liabilities	4,271,339	3,661,383
Total financial liabilities	$ 5,148,510	$ 5,319,311